Standard Product Warranties (Tables)	3 Months Ended
Mar. 31, 2021
Standard Product Warranty Disclosure [Abstract]
Change in Standard Product Warranty Liabilities	The change in standard product warranty liabilities for the three months ended March 31, follows:

(in millions)	2021	2020
Balance as of January 1	$30.0	$28.7
Provision	0.5	3.7
Claims	(1.0)	(3.7)
Foreign exchange	(0.3)	(0.2)
Balance as of March 31	$29.2	$28.5